Vessels, net	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Vessels
Vessels, net
5.      Vessels, net:

The amounts in the accompanying consolidated balance sheets are analyzed as follows:
	Vessel Cost	Accumulated Depreciation	Net Book Value
Balance January 1, 2017	$138,060	($16,719)	$121,341
Depreciation for the period	—	(1,373)	(1,373)
Balance March 31, 2017	$138,060	($18,092)	$119,968

All of the Company’s vessels have been pledged as collateral to secure the bank loans discussed in Note 7.

5.      Vessels, net

The amounts in the accompanying consolidated balance sheets are analyzed as follows:
	Vessel Cost	Accumulated Depreciation	Net Book Value
Balance January 1, 2014	$143,505	($18,045)	$125,460
Additions to vessel cost	233	—	233
Depreciation	—	(5,446)	(5,446)
Vessel impairment charge	(28,443)	11,913	(16,530)
Balance December 31, 2014	115,295	(11,578)	103,717
Depreciation	—	(5,710)	(5,710)
Transfer from advances for vessel acquisition	32,494	—	32,494
Balance December 31, 2015	147,789	(17,288)	130,501
Depreciation	—	(5,768)	(5,768)
Vessel impairment charge	(9,729)	6,337	(3,392)
Balance December 31, 2016	$138,060	($16,719)	$121,341

Eighthone took delivery of the Pyxis Epsilon on January 14, 2015. As a result, $31,623 of advances paid to the shipyard together with $871 of capitalized costs (out of which $18,743 and $23, respectively, were incurred during the year ended December 31, 2015), were transferred from Advances for vessel acquisition to Vessels, net.
As of December 31, 2016, the Company reviewed the carrying amount in connection with the estimated recoverable amount for each of its vessels. This review indicated that such carrying amount was not fully recoverable for the Company’s vessels Northsea Alpha and Northsea Beta. Consequently the carrying value of these vessels was written down resulting in a total impairment charge of  $3,998, of which $3,392 was charged against Vessels, net, based on level 2 inputs of the fair value hierarchy, as discussed in Notes 2 and 10.
All of the Company’s vessels have been pledged as collateral to secure the bank loans discussed in Note 7.